UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13(F)COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Company
Address: 200 Vesey Street
         New York, New York 10285

Form 13F File Number:  28-698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel T. Henry
Title:    Comptroller
Phone:    212-640-5478

Signature, Place, and Date of Signing:


/s/ Daniel T. Henry   New York, New York         November 11, 1999
-------------------   ------------------         -----------------
[Signature]           [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ X ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     --------------------------------------------------
28-1151                  American Express Trust Company
28-2069                  IDS Advisory Group, Inc.
28-140                   IDS Certificate Company
28-143                   IDS Life Insurance Company
                         IDS Life Insurance Company of New York
                         American Partners Life Insurance Company
                         American Centurion Life Assurance Company
                         American Enterprise Life Insurance Company

                              FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     10
Form 13F Information Table Value Total:     $95002 (thousands)



List of Other Included Managers:            NONE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------- ------- --------- ------
Administaff Inc                COM              007094105    11047   693126  SH      SOLE                   693126         0       0
America Online Inc Del         COM              02364J104    20614   192176  SH      SOLE                   192176         0       0
Citysearch Inc                 COM              17878A100    27770  1148130  SH      SOLE                  1148130         0       0
Concur Technologies Inc        COM              206708109    24800   870161  SH      SOLE                   870161         0       0
Epimmune Inc                   COM              29425Y101       71    20310  SH      SOLE                    20310         0       0
DMI Furniture Inc              COM              233230101        4     1758  SH      SOLE                     1758         0       0
Granite Broadcasting Corp      COM              387241102       95     8566  SH      SOLE                        0         0    8566
Interactive Pictures Corp      COM              45839N101     6977   324513  SH      SOLE                   324513         0       0
International Alum Corp        COM              458884103        0        1  SH      SOLE                        1         0       0
Washington Mut Inc             COM              939322103     3624   123910  SH      SOLE                   123910         0       0


